Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	237,465
Proposed Maximum Offering Price per Unit	3.725
Maximum Aggregate Offering Price	$ 884,557.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 122.16
Offering Note	Represents 79,155 shares of common stock, par value $0.001 per share (the "common stock") of Red Robin Gourmet Burgers, Inc. (the "Company") that are reserved for issuance upon the vesting or settlement of restricted stock units and performance stock units granted to Mark Graff, the Company's Chief Financial Officer, as inducements material to Mr. Graff's appointment as described in the accompanying registration statement on Form S-8 (collectively, the "Inducement Grants"). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 also includes additional shares of common stock in respect of the securities identified in the above table that may become issuable pursuant to the Inducement Grants by reason of any stock dividend, stock split, recapitalization or similar adjustments. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee. The maximum price per share of common stock and the maximum aggregate offering price are based on the average of the $3.89 (high) and $3.56 (low) sale price of the common stock as reported on The Nasdaq Stock Market LLC on May 13, 2026, which date is within five business days prior to filing this registration statement.